UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05347
                                                     ---------

                           The Treasurer's Fund, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2005
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT
                                APRIL 30, 2005(a)



TO OUR SHAREHOLDERS,

      We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are also mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the financial statements and the investment portfolio as of April 30, 2005.

      The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ending January 31, 2005. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI(800-422-3554).The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

                                                        Gabelli Fixed Income LLC


--------------------------------------------------------------------------------
 The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

--------------------
(a) The Fund's fiscal year ends October 31.

THE TREASURER'S FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  November 1, 2004 through  April 30,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended April 30, 2005.
                         Beginning      Ending        Annualized     Expenses
                      Account Value  Account Value      Expense    Paid During
                         11/01/04      04/30/05          Ratio        Period*
--------------------------------------------------------------------------------
TREASURER'S DOMESTIC PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00    $1,007.80          0.60%         $2.99
Cash Management Class    $1,000.00    $1,007.20          0.66%         $3.28

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00    $1,021.82          0.60%         $3.01
Cash Management Class    $1,000.00    $1,021.52          0.66%         $3.31
--------------------------------------------------------------------------------
TREASURER'S TAX EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00    $1,006.10          0.60%         $2.98
Cash Management Class    $1,000.00    $1,006.20          0.57%         $2.84

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00    $1,021.82          0.60%         $3.01
Cash Management Class    $1,000.00    $1,021.97          0.57%         $2.86
--------------------------------------------------------------------------------
TREASURER'S U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00    $1,008.10          0.65%         $3.24
Cash Management Class    $1,000.00    $1,007.70          0.75%         $3.73

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00    $1,021.57          0.65%         $3.26
Cash Management Class    $1,000.00    $1,021.08          0.75%         $3.76

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets.

--------------------------------------------------------------------------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
U.S. Government Agency Obligations .................  51.2%
Repurchase Agreements ..............................  41.1%
Other Revenue Bonds ................................   8.4%
Other Assets and Liabilities - Net .................  (0.7)%
                                                     ------
                                                     100.0%
                                                     ======

--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Hospital/Nursing Homes Revenue Bonds ...............  25.9%
Public Purpose Bonds ...............................  12.6%
General Obligation Unlimited Revenue Bonds/Notes ...   9.7%
Industrial Development Revenue Bonds ...............   8.2%
Anticipation Notes .................................   7.1%
Housing Revenue Bonds ..............................   6.9%
Other Revenue Bonds/Notes ..........................   5.2%
Education Revenue Bonds ............................   4.9%
Pollution Control Revenue Bonds ....................   4.9%
Other Assets and Liabilities - Net .................  14.6%
                                                     ------
                                                     100.0%
                                                     ======

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Repurchase Agreements .............................. 100.6%
Other Assets and Liabilities - Net .................  (0.6)%
                                                     ------
                                                     100.0%
                                                     ======

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        CREDIT
     PRINCIPAL                                                                          RATINGS              MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
     ---------                                                                        -----------            ------
                ADJUSTABLE RATE SECURITIES - 8.4%
   $ 4,150,000  New York State Housing Finance Agency State Personal
                  Income Tax Revenue Bond, Economic Development &
                  Housing Project, Series 2003B, 2.090%, 09/15/05 ...................     A1/NR            $ 4,144,707
                                                                                                           -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
    10,000,000  Federal Home Loan Bank, 2.940%, 05/26/05, 07/26/05+ .................                       10,000,000
     5,155,000  Federal Home Loan Bank, 2.125%, 09/07/05 ............................                        5,151,645
    10,000,000  Federal Home Loan Bank, 2.870%, 05/16/05, 09/16/05+ .................                        9,999,920
                                                                                                           -----------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ................................................   25,151,565
                                                                                                           -----------
                REPURCHASE AGREEMENTS - 41.1%
     4,900,000  ABN Amro, 2.860%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $4,901,168 (a) ..............................                        4,900,000
     4,900,000  Barclays Capital Inc., 2.910%, dated 04/29/05,
                  due 05/02/05, proceeds at maturity, $4,901,188 (b) ................                        4,900,000
     5,529,699  Bear Stearns & Co. Inc., 2.850%, dated 04/29/05,
                  due 05/02/05, proceeds at maturity, $5,531,013 (c) ................                        5,529,699
     4,900,000  UBS Securities LLC, 2.930%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $4,901,196 (d) ..............................                        4,900,000
                                                                                                           -----------
                TOTAL REPURCHASE AGREEMENTS .............................................................   20,229,699
                                                                                                           -----------
TOTAL INVESTMENTS (Cost $49,525,971) (e) ............................................      100.7%           49,525,971
RECEIVABLE FROM ADVISER (f) .........................................................        0.0                15,909
PAYABLE TO ADMINISTRATOR ............................................................        0.0                (5,279)
DIVIDENDS PAYABLE ...................................................................       (0.1)              (30,868)
OTHER ASSETS AND LIABILITIES (NET) ..................................................       (0.6)             (327,745)
                                                                                           -----           -----------
NET ASSETS (49,251,054 shares of capital stock outstanding,
  three billion shares authorized) ..................................................      100.0%          $49,177,988
                                                                                           =====           ===========
COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value ..................................................                      $    49,251
Additional paid-in-capital ..........................................................                       49,314,746
Accumulated net realized loss on investments ........................................                         (186,009)
                                                                                                           -----------
NET ASSETS ..........................................................................                      $49,177,988
                                                                                                           ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share
    ($41,345,603 / 41,397,261 shares outstanding) .......................................................        $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share
    ($7,832,385 / 7,853,793 shares outstanding) .........................................................        $1.00
                                                                                                                 =====

------------------
(a) Collateralized by Federal National Mortgage Assoc., 2.850%, due 06/13/05, market value $4,999,800.
(b) Collateralized by Federal National Mortgage Assoc., 4.625%, due 10/15/14, market value $4,998,000.
(c) Collateralized by U.S. Treasury STRIPS, 7.250% and 9.875%, due 05/15/16 and 11/15/15, market value $6,109,347.
(d) Collateralized by Federal Home Loan Mortgage Corp., 5.875%, due 03/21/11, market value $4,998,923.
(e)  Aggregate cost for Federal tax purposes.
(f) Net of the Investment Advisory fee payable of $16,190 and expense reimbursement receivable of $32,099.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        CREDIT
     PRINCIPAL                                                                          RATINGS              MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
     ---------                                                                        -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS - 85.4%
                FLORIDA - 1.1%
    $  800,000  Palm Beach Sales Tax Revenue Notes, Commercial Paper, 1.970%,
                  Letter of Credit - Bank of America, 05/05/05 .....................    VMIG1/A1+          $   800,000
                                                                                                           -----------
                GEORGIA - 4.9%
     3,440,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 3.000%, 05/04/05,
                  FGIC Insured, SPA - Bayerische Landesbank, 01/01/16+ .............  VMIG1/A1+/F1+          3,440,000
                                                                                                           -----------
                ILLINOIS - 1.1%
       800,000  East Moline Industrial Development Revenue Bond, Elliott
                  Aviation Project, AMT, 3.050%, 05/04/05, Letter of Credit -
                  US Bank N.A., 12/01/19+ ..........................................     NR/A1+                800,000
                                                                                                           -----------
                INDIANA - 17.9%
     4,180,000  Indiana State Health Facility Financing Authority Hospital
                  Revenue Bond, Clarian Health Partners Inc., Series 2000B,
                  3.000%, 05/02/05, SPA - Chase Manhattan Bank, 03/01/30+ ..........  VMIG1/A1+/F1+          4,180,000
     1,500,000  Indiana State Health Facility Financing Authority Hospital
                  Revenue Bond, Clarian Health Partners Inc., Series 2000C,
                  3.000%, 05/04/05, SPA - Westdeutsche Landesbank, 03/01/30+ .......  VMIG1/A1+/F1           1,500,000
     5,000,000  Indiana State Health Facility Financing Authority Revenue Bond,
                  Ascension Health Credit Group, Series 2001A-1, 1.730%,
                  Mandatory Put 07/05/05, 11/15/36**+ ..............................    VMIG1/A1+            5,000,000
     2,000,000  Indiana State Health Facility Financing Authority Revenue Bond,
                  Ascension Health Credit Group, Series 2001A-3, 2.500%,
                  Mandatory Put 02/01/06, 11/15/36**+ ..............................    VMIG1/A1+            2,000,000
                                                                                                           -----------
                TOTAL INDIANA ............................................................................  12,680,000
                                                                                                           -----------
                KENTUCKY - 5.5%
     1,000,000  Breckinridge County Lease Program Revenue Bond, Kentucky
                  Association of Counties Leasing Trust, Series 2001A, 2.960%,
                  05/04/05, Letter of Credit - U.S. Bank N.A., 02/01/31+ ...........  VMIG1/NR/F1+           1,000,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark
                  Tissue Project, AMT, 3.000%, 05/04/05, 08/01/29+ .................     NR/A1+                870,000
     2,000,000  Kentucky Asset Liability Commission General Fund Tax & Revenue
                  Anticipation Notes, Series 2004A, 3.000%, 06/29/05 ...............  MIG1/SP1+/F1+          2,004,538
                                                                                                           -----------
                TOTAL KENTUCKY ...........................................................................   3,874,538
                                                                                                           -----------
                MARYLAND - 0.7%
       500,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 2.920%, 05/04/05, AMBAC Insured,
                  SPA - Credit Local de France, 01/01/08+ ..........................    VMIG1/A1+              500,000
                                                                                                           -----------
                MICHIGAN - 7.1%
     5,000,000  Michigan State General Obligation Unlimited Revenue Notes,
                  Series 2004A, 3.500%, 09/30/05 ...................................  MIG1/SP1+/F1+          5,030,515
                                                                                                           -----------
                NEVADA - 4.4%
     3,100,000  Reno Hospital Revenue Bond, St. Mary's Regional Medical Center,
                  Series 1998B, 2.950%, 05/02/05, MBIA Insured,
                  SPA - Wachovia Bank N.A., 05/15/23+ ..............................    VMIG1/A1+            3,100,000
                                                                                                           -----------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        CREDIT
     PRINCIPAL                                                                          RATINGS              MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
     ---------                                                                        -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW YORK - 6.5%
    $1,800,000  New York City General Obligation Unlimited Revenue Bond,
                  Subseries 1993A-10, 2.960%, 05/02/05, Letter of Credit -
                  Morgan Guaranty Trust, 08/01/16+ .................................    VMIG1/A1+          $ 1,800,000
     2,700,000  New York City Municipal Water Finance Authority Revenue Bond,
                  Water and Sewer System, Series 2000C, 2.960%, 05/02/05,
                  SPA - Dexia Credit Local France, 06/15/33+ .......................  VMIG1/A1+/F1+          2,700,000
       100,000  New York City Transitional Finance Authority Revenue Bond,
                  Future Tax Secured, Subseries 2002C-4, 2.960%, 05/02/05,
                  SPA - Landesbank Hessen Thurigen, 08/01/31+ ......................  VMIG1/A1+/F1+            100,000
                                                                                                           -----------
                TOTAL NEW YORK ...........................................................................   4,600,000
                                                                                                           -----------
                NORTH CAROLINA - 4.4%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  3.010%, 05/05/05, SPA - Wachovia Bank of NC, 02/01/10+ ...........    VMIG1/A1+            1,000,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited Revenue
                  Bond, Series 1994B, 2.950%, 05/04/05, SPA - Wachovia Bank of NC,
                  04/01/08+ ........................................................    VMIG1/A1             1,100,000
     1,000,000  North Carolina  State  Educational  Facilities  Finance Agency
                  Revenue Bond, Elon College, 3.000%, 05/04/05, Letter of Credit
                  - Bank of America N.A.,
                  01/01/19+ ........................................................    VMIG1/A1+            1,000,000
                                                                                                           -----------
                TOTAL NORTH CAROLINA .....................................................................   3,100,000
                                                                                                           -----------
                NORTH DAKOTA - 1.0%
       700,000  Grand Forks Health Care Facilities Revenue Bond, United Hospital
                  Obligation Group Project, Series 1996A, 3.000%, 05/02/05, Letter
                  of Credit - LaSalle National Bank, 12/01/25+ .....................    VMIG1/NR               700,000
                                                                                                           -----------
                OREGON - 2.8%
     2,000,000  Port of Portland Special Obligation Revenue Bond, Horizon Air
                  Industries Inc. Project, AMT, 3.020%, 05/02/05, Letter of Credit
                  - Bank of America N.A., 06/15/27+ ................................     NR/A1+              2,000,000
                                                                                                           -----------
                PENNSYLVANIA - 6.2%
     1,205,000  Lehigh County General Purpose Authority Revenue Bond, Lehigh
                  Valley Health System, Series 1999B, 2.950%, 05/02/05,
                  MBIA Insured, SPA - First Union National Bank, 07/01/29+ .........    VMIG1/NR             1,205,000
     2,500,000  Philadelphia School District General Obligation Unlimited
                  Revenue Bond, Subseries 2004B-4, 2.749%, 05/06/05,
                  FGIC Insured, 09/01/30+ ..........................................      NR/NR              2,500,000
       670,000  South Fork Municipal Authority Hospital Revenue Bond, Conemaugh
                  Health System, Series 1998A, 2.950%, 05/02/05, MBIA Insured,
                  SPA - Credit Suisse First Boston, 07/01/28+ ......................      NR/A1                670,000
                                                                                                           -----------
                TOTAL PENNSYLVANIA .......................................................................   4,375,000
                                                                                                           -----------
                RHODE ISLAND - 1.8%
     1,270,000  Providence Housing Authority Revenue Bond, Multi-Family Cathedral
                  Square Project, Series 2000A, 3.080%, 05/02/05,
                  Letter of Credit - Fleet Bank, 09/01/30+ .........................     NR/A1+              1,270,000
                                                                                                           -----------
                SOUTH CAROLINA - 3.7%
     2,645,000  South Carolina State Housing Finance & Development Authority
                  Revenue Bond, Multi-Family Greenville Housing Project,
                  Series 2001A, 3.000%, 05/05/05, Credit Support -
                  Freddie Mac, 08/01/31+ ...........................................     NR/A1+              2,645,000
                                                                                                           -----------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        CREDIT
     PRINCIPAL                                                                          RATINGS              MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
     ---------                                                                        -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TENNESSEE - 1.7%
    $1,200,000  Montgomery County Public Building Authority Pooled Financing
                  Revenue Bond, Tennessee County Loan Pool, 3.050%, 05/02/05,
                  Letter of Credit - Bank of America N.A., 04/01/32+ ...............    VMIG1/NR           $ 1,200,000
                                                                                                           -----------
                TEXAS - 14.6%
     2,300,000  Gulf Coast Waste Disposal Authority Environmental Facilities
                  Revenue Bond, Exxon Mobil Corp. Project, AMT, 3.010%, 05/02/05,
                  09/01/25+ ........................................................    VMIG1/A1+            2,300,000
     5,000,000  Lower Neches Valley Authority Industrial Development Revenue Bond,
                  Mobil Oil Refining Corp. Project, Series 1999, AMT, 3.010%,
                  05/02/05, 04/01/29+ ..............................................     P1/A1+              5,000,000
     3,000,000  Texas State Tax & Revenue Anticipation Notes, 3.000%, 08/31/05 .....  MIG1/SP1+/F1+          3,013,893
                                                                                                           -----------
                TOTAL TEXAS ..............................................................................  10,313,893
                                                                                                           -----------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ...................................................  60,428,946
                                                                                                           -----------
TOTAL INVESTMENTS (Cost $60,428,946) (a) ...........................................        85.4%           60,428,946
RECEIVABLE FROM ADVISER (b) ........................................................         0.0                 4,943
PAYABLE TO ADMINISTRATOR ...........................................................         0.0                (6,620)
DIVIDENDS PAYABLE ..................................................................        (0.1)              (43,908)
OTHER ASSETS AND LIABILITIES (NET) .................................................        14.7            10,362,492
                                                                                           -----           -----------
NET ASSETS (70,842,929 shares of capital stock outstanding,
  three billion shares authorized) .................................................       100.0%          $70,745,853
                                                                                           =====           ===========
COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value .................................................                       $    70,843
Additional paid-in-capital .........................................................                        70,708,199
Accumulated net realized loss on investments .......................................                           (33,189)
                                                                                                           -----------
NET ASSETS .........................................................................                       $70,745,853
                                                                                                           ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share
    ($67,684,759 / 67,780,936 outstanding shares) ........................................................       $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share
    ($3,061,094 / 3,061,993 outstanding shares) ..........................................................       $1.00
                                                                                                                 =====

------------------
(a)  Aggregate cost for Federal tax purposes.
(b) Net of the Investment Advisory fee payable of $19,968 and expense reimbursement receivable of $24,911.
+    Variable rate  security.  The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
**   Required to be tendered on the mandatory put date shown.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S.  TREASURY  MONEY  MARKET  PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                                               MARKET
      AMOUNT                                                                                                  VALUE
     ---------                                                                                               ------
                REPURCHASE AGREEMENTS - 100.6%
    $3,869,000  ABN Amro, 2.800%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $3,869,903 (a) ...................................                 $ 3,869,000
       869,000  Barclays Capital Inc., 2.800%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $869,203 (b) .....................................                     869,000
     3,000,000  Barclays Capital Inc., 2.800%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $3,000,700 (c) ...................................                   3,000,000
     3,862,981  Bear Stearns & Co. Inc., 2.850%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $3,863,899 (d) ...................................                   3,862,981
       869,000  UBS Securities LLC, 2.790%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $869,202 (e) .....................................                     869,000
     3,000,000  UBS Securities LLC, 2.790%, dated 04/29/05, due 05/02/05,
                  proceeds at maturity, $3,000,698 (f) ...................................                   3,000,000
                                                                                                           -----------
                TOTAL REPURCHASE AGREEMENTS ..............................................................  15,469,981
                                                                                                           -----------
TOTAL INVESTMENTS (Cost $15,469,981) (g) ................................................. 100.6%           15,469,981
RECEIVABLE FROM ADVISER (h) ..............................................................   0.0                 4,401
PAYABLE TO ADMINISTRATOR .................................................................   0.0                (1,582)
DIVIDENDS PAYABLE ........................................................................  (0.1)               (8,910)
OTHER ASSETS AND LIABILITIES (NET) .......................................................  (0.5)              (77,153)
                                                                                           -----           -----------
NET ASSETS (15,388,768 shares of capital stock outstanding,
     three billion shares authorized) .................................................... 100.0%          $15,386,737
                                                                                           =====           ===========
COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value .......................................................                 $    15,389
Additional paid-in-capital ...............................................................                  15,371,276
Accumulated net realized gain on investments .............................................                          72
                                                                                                           -----------
NET ASSETS ...............................................................................                 $15,386,737
                                                                                                           ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share
   ($13,197,919 / 13,199,961 outstanding shares) .........................................................       $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share
   ($2,188,818 / 2,188,807 outstanding shares) ...........................................................       $1.00
                                                                                                                 =====

-----------------
(a) Collateralized by U.S. Treasury Bond, 8.125%, due 08/15/21, market value $3,946,380.
(b) Collateralized by U.S. Treasury Bond, 6.375%, due 08/15/27, market value $924,957.
(c) Collateralized by U.S. Treasury Bond, 6.125%, due 08/15/29, market value $3,060,000.
(d) Collateralized by U.S. Treasury STRIPS, 6.125%, due 11/15/27, market value $3,976,320.
(e) Collateralized by U.S. Treasury Bond, 5.250%, due 11/15/28, market value $887,169.
(f) Collateralized by U.S. Treasury Bond, 6.375%, due 08/15/27, market value $3,061,054.
(g)  Aggregate cost for Federal tax purposes.
(h) Net of the Investment Advisory fee payable of $4,763 and expense reimbursement receivable of $9,164.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                DOMESTIC PRIME        TAX EXEMPT         U.S. TREASURY
                                                                 MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                   PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                --------------       ------------        -------------
INVESTMENT INCOME:
  Interest .....................................................  $2,827,264          $1,224,193            $513,076
                                                                  ----------          ----------            --------
EXPENSES:
  Investment advisory fees .....................................     410,392             206,360              68,667
  Service fees - Money Market Class ............................     398,092             201,065              64,607
  Administration fees ..........................................     133,893              67,381              22,463
  Legal and audit fees .........................................      37,629              24,803              12,004
  Shareholder services fees ....................................     128,783              24,796              15,970
  Custodian fees ...............................................      30,059              22,087              11,609
  Registration fees ............................................      11,722              11,307               9,886
  Directors' fees ..............................................      14,781               8,435               2,960
  Shareholder communications expenses ..........................      24,711               6,420               6,887
  Miscellaneous expenses .......................................      20,101              11,021               4,716
                                                                  ----------          ----------            --------
  TOTAL EXPENSES ...............................................   1,210,163             583,675             219,769
                                                                  ----------          ----------            --------
  Expense reimbursement - Money Market Class ...................    (358,172)           (149,718)            (59,069)
  Service fees credit - Money Market Class .....................     (28,715)            (21,557)            (10,881)
                                                                  ----------          ----------            --------
  TOTAL NET EXPENSES ...........................................     823,276             412,400             149,819
                                                                  ----------          ----------            --------
  NET INVESTMENT INCOME ........................................   2,003,988             811,793             363,257
                                                                  ----------          ----------            --------
  NET REALIZED GAIN/(LOSS) ON INVESTMENTS ......................    (186,009)                 --                  72
  NET INCREASE FROM CONTRIBUTIONS BY ADVISER (SEE NOTE 3).......     215,615                  --                  --
                                                                  ----------          ----------            --------
  NET REALIZED GAIN/(LOSS) ON INVESTMENTS AND
     CONTRIBUTIONS BY ADVISER ..................................      29,606                  --                  72
                                                                  ----------          ----------            --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........  $2,033,594          $  811,793            $363,329
                                                                  ==========          ==========            ========

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           DOMESTIC PRIME                    TAX EXEMPT                     U.S. TREASURY
                                       MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                  -------------------------------   ------------------------------   ------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                   APRIL 30, 2005     OCTOBER 31,    APRIL 30, 2005     OCTOBER 31,   APRIL 30, 2005    OCTOBER 31,
                                     (UNAUDITED)         2004          (UNAUDITED)         2004         (UNAUDITED)        2004
                                  ---------------   -------------   ---------------    -----------   ----------------  ------------
OPERATIONS:
  Net investment income ..........$   2,003,988    $     2,693,104   $     811,793    $   1,061,269   $    363,257    $    277,136
  Net realized gain/(loss)
    on investments ...............     (186,009)             9,413              --          (14,584)            72          15,349
  Contributions from the Adviser
    (see Note 3) .................      215,615                 --              --               --             --              --
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ....    2,033,594          2,702,517         811,793        1,046,685        363,329         292,485
                                  -------------    ---------------   -------------    -------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Money Market Class ...........   (1,942,667)        (2,619,496)       (791,744)      (1,036,859)      (346,180)       (265,524)
    Cash Management Class ........      (61,321)           (73,608)        (20,049)         (24,410)       (17,077)        (11,612)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                     (2,003,988)        (2,693,104)       (811,793)      (1,061,269)      (363,257)       (277,136)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  Net realized gain on
    investment transactions:
    Money Market Class ...........           --             (9,186)             --               --             --         (14,808)
    Cash Management Class ........           --               (227)             --               --             --            (541)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                             --             (9,413)             --               --             --         (15,349)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  Return of capital:
    Money Market Class ...........           --            (14,027)             --               --             --              --
    Cash Management Class ........           --               (346)             --               --             --              --
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                             --            (14,373)             --               --             --              --
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS .................   (2,003,988)        (2,716,890)       (811,793)      (1,061,269)      (363,257)       (292,485)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares issued:
    Money Market Class ...........  330,117,227      1,001,871,840     221,151,726      593,076,247     48,298,023      91,966,658
    Cash Management Class ........    4,441,528         16,528,842       8,759,549       16,483,959      1,250,973       3,640,882
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                    334,558,755      1,018,400,682     229,911,275      609,560,206     49,548,996      95,607,540
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  Proceeds from reinvestment
    of dividends:
    Money Market Class ...........    1,864,452          2,521,709         749,448          987,760        315,731         273,021
    Cash Management Class ........       56,879             68,569          18,497           21,433         16,455          12,826
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                      1,921,331          2,590,278         767,945        1,009,193        332,186         285,847
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  Cost of shares redeemed:
    Money Market Class ........... (640,364,932)    (1,082,737,151)   (324,233,708)    (628,755,307)   (82,095,483)   (107,085,792)
    Cash Management Class ........   (5,348,243)       (23,070,819)     (8,896,196)     (17,059,865)    (1,187,797)     (4,420,573)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
                                   (645,713,175)    (1,105,807,970)   (333,129,904)    (645,815,172)   (83,283,280)   (111,506,365)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  Net decrease in net assets from
    share transactions ........... (309,233,089)       (84,817,010)   (102,450,684)     (35,245,773)   (33,402,098)    (15,612,978)
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  NET DECREASE IN NET ASSETS ..... (309,203,483)       (84,831,383)   (102,450,684)     (35,260,357)   (33,402,026)    (15,612,978)
NET ASSETS:
  Beginning of period ............  358,381,471        443,212,854     173,196,537      208,456,894     48,788,763      64,401,741
                                  -------------    ---------------   -------------    -------------   ------------   -------------
  End of period ..................$  49,177,988    $   358,381,471   $  70,745,853    $ 173,196,537   $ 15,386,737   $  48,788,763
                                  =============    ===============   =============    =============   ============   =============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Money Market Class"). The Cash Management Class of Shares is identical to the Money Market Class of Shares except that the Money Market Class of Shares is offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Tax Exempt Money Market Portfolio may maintain a cash balance with its custodian and receive a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the six months ended March 31, 2005, there were no custody fee credits earned by the Portfolio. The Portfolio could invest such amounts in an income producing asset if it does not agree to a reduction of fees or expenses under the expense offset arrangement with its custodian.

The Service fee for the Money Market Class of each Portfolio is 0.30%. These Service fees are reduced by payments to the custodian, an affiliate of the sub-transfer agent. Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterizations of distributions made by a Portfolio.

For the fiscal year ended October 31, 2004 reclassifications were made to increase accumulated net realized gain by $14,373 with an offsetting adjustment to paid-in capital for the Domestic Prime Money Market Portfolio and to decrease accumulated net investment income by $49,419 for the Tax Exempt Money Market Portfolio with an offsetting adjustment to paid-in-capital.

The tax character of dividends paid during the year ended October 31, 2004 was as follows:

                                        DOMESTIC PRIME                TAX EXEMPT                U.S. TREASURY
                                    MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                 ---------------------------  --------------------------- ----------------------------
                                 YEAR ENDED OCTOBER 31, 2004  YEAR ENDED OCTOBER 31, 2004  YEAR ENDED OCTOBER 31, 2004
                                 ---------------------------  ---------------------------  ---------------------------
Dividends paid from:
   Ordinary income (inclusive of
     short-term capital gains) .....    $2,702,517                           --                     $292,485
   Return of capital ...............        14,373                           --                           --
   Tax exempt income ...............            --                   $1,061,269                           --
                                        ----------                   ----------                     --------
   Total distributions .............    $2,716,890                   $1,061,269                     $292,485
                                        ==========                   ==========                     ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of October 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                       DOMESTIC PRIME               TAX EXEMPT                U.S. TREASURY
                                   MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                   ----------------------     ----------------------     ----------------------
Undistributed ordinary income .......   $ 119,552                    $     --                   $ 13,378
Undistributed tax-exempt income .....          --                      55,427                         --
Capital loss carryforward ...........          --                     (33,189)                        --
Other ...............................    (119,552)                    (55,427)                   (13,378)
                                        ---------                    --------                   --------
Total accumulated loss ..............   $      --                    $(33,189)                  $     --
                                        =========                    ========                   ========

Other is primarily due to dividends payable.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement on behalf of each portfolio of the Fund (the "Advisory Agreements") with the Adviser which provides that each Portfolio will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of its average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

Gabelli Funds, LLC (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

The Adviser has contractually agreed to limit expenses of the Portfolios to the extent necessary to maintain Total Net Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense limitation agreement will continue until at least October 31, 2005 and is renewable annually. For the six months ended March 31, 2005, the Adviser reimbursed the Fund's Money Market Class in the amount of $358,172, $149,718 and $59,069 for the Domestic Prime Portfolio, the Tax Exempt Portfolio and the U.S.Treasury Portfolio, respectively. On May 3, 2005, the Adviser voluntarily agreed to the same limits with respect to the Cash Management Class. Effective May 19, 2005, the Adviser agreed to reimburse all expenses of the Cash Management Class on all Portfolios. The Adviser may terminate such reimbursement arrangement at any time.

During the semi-annual period, in order to reduce the deviation in NAV using market quotations and amortized cost, the Adviser contributed $215,615 ($0.001 per share) to the Domestic Prime Money Market Portfolio.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, began serving as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2004, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569, $13,306, $4,730 and $14,584 expiring in 2007, 2008, 2011 and 2012, respectively.

5. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                     OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------   ----------------------------------------
                    Net                     Net
                  Asset                 Realized and                                   Net
                  Value,       Net       Unrealized      Total from       Net       Realized
Period Ended    Beginning  Investment  Gain (Loss) on    Investment   Investment     Gain on         Total
October 31,     of Period   Income(f)   Investments      Operations     Income     Investments   Distributions
------------    ---------  ----------  --------------    ----------   ----------   -----------   -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2005(h)         $1.00      $0.007      $ 0.000(c)        $0.007      $(0.007)         --          $(0.007)
  2004             1.00       0.006        0.000(c)         0.006       (0.006)    $(0.000)(c)(g)    (0.006)
  2003             1.00       0.007        0.000(c)         0.007       (0.007)     (0.000)(c)       (0.007)
  2002             1.00       0.014        0.000(c)         0.014       (0.014)     (0.000)(c)       (0.014)
  2001             1.00       0.041        0.000(c)         0.041       (0.041)     (0.000)(c)       (0.041)
  2000             1.00       0.055        0.000(c)         0.055       (0.055)     (0.000)(c)       (0.055)
CASH MANAGEMENT CLASS
  2005(h)         $1.00      $0.008      $(0.000)(c)       $0.008      $(0.008)         --          $(0.008)
  2004             1.00       0.007        0.000(c)         0.007       (0.007)    $(0.000)(c)(g)    (0.007)
  2003             1.00       0.008        0.000(c)         0.008       (0.008)     (0.000)(c)       (0.008)
  2002             1.00       0.015        0.000(c)         0.015       (0.015)     (0.000)(c)       (0.015)
  2001             1.00       0.044        0.000(c)         0.044       (0.044)     (0.000)(c)       (0.044)
  2000(a)          1.00       0.030        0.000(c)         0.030       (0.030)     (0.000)(c)       (0.030)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2005(h)         $1.00      $0.006           --           $0.006      $(0.006)         --          $(0.006)
  2004             1.00       0.005      $(0.000)(c)        0.005       (0.005)         --           (0.005)
  2003             1.00       0.005       (0.000)(c)        0.005       (0.005)         --           (0.005)
  2002             1.00       0.010           --            0.010       (0.010)         --           (0.010)
  2001             1.00       0.026           --            0.026       (0.026)         --           (0.026)
  2000             1.00       0.035           --            0.035       (0.035)         --           (0.035)
CASH MANAGEMENT CLASS
  2005(h)         $1.00      $0.006           --           $0.006      $(0.006)         --          $(0.006)
  2004             1.00       0.006      $(0.000)(c)        0.006       (0.006)         --           (0.006)
  2003             1.00       0.006       (0.000)(c)        0.006       (0.006)         --           (0.006)
  2002             1.00       0.011           --            0.011       (0.011)         --           (0.011)
  2001             1.00       0.027           --            0.027       (0.027)         --           (0.027)
  2000(a)          1.00       0.019           --            0.019       (0.019)         --           (0.019)

                                            RATIOS TO AVERAGE NET ASSETS
                                                AND SUPPLEMENTAL DATA
                                      --------------------------------------
                  Net                   Net
                 Asset                 Assets,
                 Value,                End of      Ratio of Net     Ratio of
Period Ended     End of      Total      Period      Investment     Operating
October 31,      Period     Return+   (in 000's)      Income        Expenses
------------     ------     -------   ----------   ------------    ---------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2005(h)        $1.00       0.78%     $ 41,346        1.47%(b)     0.60%(b)(d)
  2004            1.00       0.67       349,678        0.64         0.60(d)
  2003            1.00       0.67       428,036        0.68         0.60(d)
  2002            1.00       1.43       622,288        1.43         0.60(d)
  2001            1.00       4.31       569,728        4.09         0.59
  2000            1.00       5.68       354,350        5.55         0.59
CASH MANAGEMENT CLASS
  2005(h)        $1.00       0.72%     $  7,832        1.51%(b)     0.66%(b)
  2004            1.00       0.70         8,703        0.70         0.54
  2003            1.00       0.75        15,177        0.77         0.51
  2002            1.00       1.54        23,906        1.55         0.49
  2001            1.00       4.42        37,527        4.41         0.49
  2000(a)         1.00       3.04        43,427        5.62(b)      0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2005(h)        $1.00       0.61%     $ 67,685        1.18%(b)     0.60%(b)(e)
  2004            1.00       0.51       170,018        0.50         0.60(e)
  2003            1.00       0.50       204,723        0.50         0.60(e)
  2002            1.00       0.95       256,186        0.96         0.58(e)
  2001            1.00       2.65       266,453        2.58         0.56
  2000            1.00       3.52       216,082        3.47         0.53
CASH MANAGEMENT CLASS
  2005(h)        $1.00       0.62%     $  3,061        1.27%(b)     0.57%(b)
  2004            1.00       0.56         3,179        0.59         0.50
  2003            1.00       0.63         3,734        0.62         0.47
  2002            1.00       1.07         2,341        1.07         0.47
  2001            1.00       2.75         3,538        2.74         0.46
  2000(a)         1.00       1.93         6,029        3.54(b)      0.46(b)

----------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share. Domestic Prime Money Market Class includes a contribution from the Adviser during 2005 (see Note 3).
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002 would have been 0.89%, 0.84%, 0.81%, and 0.75%, respectively.
 (e) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, and 2002 would have been 0.86%, 0.80%, 0.77%, and 0.73%, respectively.
 (f) Per share amounts have been calculated using the average shares outstanding method.
 (g) Distributions from net realized gain on investments include return of capital of less than $0.0005 per share.
 (h) For the six month period ended April 30, 2005; unaudited.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                     OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------   ----------------------------------------
                   Net                      Net
                  Asset                 Realized and                                  Net
                  Value,       Net       Unrealized      Total from       Net       Realized
Period Ended    Beginning  Investment  Gain (Loss) on    Investment   Investment     Gain on         Total
October 31,     of Period   Income(f)   Investments      Operations     Income     Investments   Distributions
------------    ---------  ----------  --------------    ----------   ----------   -----------   -------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2005(e)         $1.00      $0.008       $0.000(c)        $0.008      $(0.008)          --         $(0.008)
  2004             1.00       0.005        0.000(c)         0.005       (0.005)     $(0.000)(c)      (0.005)
  2003             1.00       0.005        0.000(c)         0.005       (0.005)      (0.000)(c)      (0.005)
  2002             1.00       0.012        0.000(c)         0.012       (0.012)      (0.000)(c)      (0.012)
  2001             1.00       0.039        0.001            0.040       (0.039)      (0.001)         (0.040)
  2000             1.00       0.052        0.000(c)         0.052       (0.052)      (0.000)(c)      (0.052)
CASH MANAGEMENT CLASS
  2005(e)         $1.00      $0.008       $0.000(c)        $0.008      $(0.008)          --         $(0.008)
  2004             1.00       0.005        0.000(c)         0.005       (0.005)     $(0.000)(c)      (0.005)
  2003             1.00       0.006        0.000(c)         0.006       (0.006)      (0.000)(c)      (0.006)
  2002             1.00       0.013        0.000(c)         0.013       (0.013)      (0.000)(c)      (0.013)
  2001             1.00       0.042        0.001            0.043       (0.042)      (0.001)         (0.043)
  2000(a)          1.00       0.028        0.000(c)         0.028       (0.028)      (0.000)(c)      (0.028)

                                             RATIOS TO AVERAGE NET ASSETS
                                                 AND SUPPLEMENTAL DATA
                                       --------------------------------------
                   Net                    Net
                  Asset                 Assets,
                  Value,                End of      Ratio of Net    Ratio of
Period Ended      End of      Total      Period      Investment     Operating
October 31,       Period     Return+   (in 000's)      Income        Expenses
------------      ------     -------   ----------   ------------    ---------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2005(e)         $1.00       0.81%     $13,198        1.59%(b)     0.65%(b)(d)
  2004             1.00       0.50       46,680        0.45         0.65(d)
  2003             1.00       0.51       61,526        0.51         0.65(d)
  2002             1.00       1.18       81,559        1.17         0.64(d)
  2001             1.00       4.12       91,731        3.88         0.60
  2000             1.00       5.28       76,634        5.11         0.65
CASH MANAGEMENT CLASS
  2005(e)         $1.00       0.77%     $ 2,189        1.55%(b)     0.75%(b)
  2004             1.00       0.52        2,109        0.46         0.65
  2003             1.00       0.62        2,876        0.61         0.54
  2002             1.00       1.29        3,891        1.27         0.53
  2001             1.00       4.22        4,453        4.16         0.51
  2000(a)          1.00       2.81        4,312        5.17(b)      0.59(b)

---------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003 and 2002 would have been 0.97%, 0.94%, 0.84% and 0.79%, respectively.
 (e) For the six month period ended April 30, 2005; unaudited.
 (f) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

                           THE TREASURER'S FUND, INC.

     BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

In determining whether to approve the continuance of each of the Advisory Agreements, the Directors considered the following information in the recent semiannual period:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER.

The Directors reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreements and the quality of those services over the past year. The Directors noted that these services included managing the investment program of the Portfolios, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Adviser also provided, at its expense, office facilities for use by the Fund. The Directors also considered that the Adviser or its affiliates paid for all compensation of officers and Directors of the Fund that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Directors evaluated these factors based on their direct experience with the Adviser and in consultation with Fund counsel. The Directors concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year and that the quality of service continued to be high. The Directors reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel,
(ii) the Adviser and its  affiliates  exhibited  a high level of  diligence  and attention to detail in carrying out its advisory and administrative responsibilities under the Advisory Agreements, (iii) the Adviser was responsive to requests of the Directors and (iv) the Adviser had kept the Directors apprised of developments relating to each Portfolio and the industry in general. The Directors also focused on the Adviser's reputation and long-standing relationship with the Fund and, in particular, the experience of the Adviser in managing money-market funds.

THE PERFORMANCE OF THE FUND AND THE ADVISER.

The Directors reviewed the performance of each Portfolio, both on an absolute basis and as compared to its respective Lipper peer group (the "Peer Group"). The Directors considered each Portfolio's one, three and five year average annual total return for the periods ended 12/31/04, but placed greater emphasis on a Portfolio's longer term record. The Peer Groups considered by the Directors were, for the U.S. Treasury Money Market Fund -- institutional and retail no-load U.S. treasury money market funds with assets between $50 million and $350 million; for the Domestic Prime Money Market Portfolio -- institutional and retail no-load money market funds with assets between $250 million and $500 million; and for the Tax Exempt Money Market Portfolio -- institutional and retail no-load tax-exempt money market funds with assets between $50 million and $400 million. Each Portfolio's performance against its Peer Group was used by the Directors to provide an objective comparative benchmark against which the Portfolio's performance could be assessed. The Directors considered these comparisons as helpful in their assessment as to whether the Adviser was obtaining for a Portfolio's shareholders the total return performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. The Directors concluded that, as each Portfolio had achieved superior total return performance as compared to its Peer Group, particularly over the longer term, the performance of the Portfolios, and of the Adviser in securing that performance, was excellent. In connection with its assessment of the performance of the Adviser, the Directors considered the Adviser's financial condition and whether it has the resources necessary to continue to carry out its functions under the

Advisory Agreements. The Directors concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the contracts and to continue to provide the high quality services that it has provided to the Portfolios to date.

THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Director's consideration of the level of the advisory fee, the Directors considered a number of factors. First, the Directors compared the level of the advisory fee for each Portfolio against the advisory fee charged by funds in the Peer Group. The Directors also considered comparative non-management fee expenses and comparative total fund expenses of the Portfolios and each Peer Group. The Directors considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that one of the classes of each Portfolio operated pursuant to an expense limitation agreement with the Adviser wherein the Adviser had agreed to waive a portion of its fee or reimburse a Portfolio for a portion of its expenses necessary to limit the Portfolio's total operating expenses to the level set forth in the Fund's prospectus. The Directors noted that both the advisory fees and the operating expenses of the Portfolios compared favorably with the respective Peer Groups and that, after waivers, the advisory fees were among the lowest in the Peer Groups. The Directors also took into account the fee charged by the Adviser to provide similar advisory services to separate accounts, noting that the Adviser charged lower fees for providing these separate account services than the advisory fee charged in connection with the management of the Portfolios. In this regard, the Directors considered the far less burdensome regulatory regime involved in connection with the provision of management services to separate accounts as compared to the provision of advisory services to registered investment companies. In particular, the Directors considered that the requirements of Rule 2a-7 were not applicable to separate accounts. The Directors also noted that the Adviser did not manage any other registered investment companies that were money market funds.

The Directors also considered the profitability to the Adviser of its relationship with the Fund. In this regard the Directors reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2004. The Directors considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Directors received an analysis which considered revenues received by the Adviser under the Advisory Agreements as well as a second analysis which included revenues received by the Adviser under the Advisory Agreements as well as revenues received by the Adviser's affiliate under the Administration Agreements. In this regard, the Directors took into consideration that the overwhelming majority of each Portfolio's assets are from clients of one Participating Organization which uses the Portfolios as a vehicle for investment of outstanding cash balances in their client's accounts and that the Adviser and the Portfolio pay this Participating Organization servicing fees in an amount equal to the advisory fees received from the Portfolios with respect to these assets. The Directors concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Directors' consideration of economies of scale, the Directors had earlier discussed with the Adviser whether economies would be realized by it in its management of the Portfolios at higher asset levels. The Directors also reviewed data from the Peer Group to assess whether the Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Directors also assessed whether certain of the Adviser's costs would increase if asset levels rise. In particular, the Directors noted that the Adviser and its affiliates would be required to pay increased servicing fees to Participating Organizations as assets rise. The Directors concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Portfolios were to experience significant asset growth. In the event there were to be significant asset growth in the Portfolios, the Directors determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

OTHER FACTORS.

In addition to the above factors, the Directors also discussed the compensation payable by the Fund to affiliates of the Adviser for administrative services. The Directors considered the services of Gabelli Funds, LLC, an affiliate of the Adviser, in providing administrative, accounting and related services for each Portfolio, including net asset value calculations, yield calculations and monitoring to assure compliance with stated investment policies and restrictions, including the requirements of Rule 2a-7 and the other provisions of the 1940 Act. The Directors also discussed the Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the provision of brokerage and research services to the Adviser by such brokers and dealers. In addition, the Directors acknowledged the importance of relationships with Participating Organizations to the Portfolios and that management of the Adviser was crucial in maintaining those relationships.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that each Portfolio's advisory fee was fair and reasonable with respect to the quality of services that the Adviser provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                                 Karl Otto Pohl
ATTORNEY-AT-LAW                                     FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                           DEUTSCHE BUNDESBANK

Arthur V. Ferrara                                   Anthony R. Pustorino
FORMER CHAIRMAN AND                                 CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                             PROFESSOR EMERITUS
GUARDIAN LIFE INSURANCE                             PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                       Werner J. Roeder, MD
FORMER SENIOR PORTFOLIO MANAGER                     MEDICAL DIRECTOR
GABELLI-O'CONNOR FIXED INCOME                       LAWRENCE HOSPITAL
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                               Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                      MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP                  BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                                     Judith A. Raneri
PRESIDENT AND                                       SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                            PORTFOLIO MANAGER

Henley L. Smith                                     Bruce N. Alpert
VICE PRESIDENT AND                                  VICE PRESIDENT
INVESTMENT OFFICER
                                                    Peter D. Goldstein
                                                    CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS SA05 SR

THE
TREASURER'S
FUND,
INC.





Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury
                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita and Werner J. Roeder. The Nominating Committee is responsible for identifying and recommending to the Board of Directors individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

o If requested by the Nominating Committee, a completed and signed Director's questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Board of Directors has adopted a Nominating Committee Charter, which was approved on May 17, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Treasurer's Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     July 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     July 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.